Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Entity Registrant Name	CNH Industrial N.V.
Entity Central Index Key	0001567094
Current Fiscal Year End Date	--12-31